American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Value ETF (VALQ)
May 31, 2024

U.S. Quality Value ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 0.3%
Lockheed Martin Corp.	737	346,641
Textron, Inc.	3,922	343,606
		690,247
Air Freight and Logistics — 0.5%
Expeditors International of Washington, Inc.	2,949	356,534
FedEx Corp.	1,380	350,465
United Parcel Service, Inc., Class B	2,474	343,713
		1,050,712
Automobile Components — 0.2%
BorgWarner, Inc.	9,810	349,825
Automobiles — 0.2%
General Motors Co.	7,870	354,071
Banks — 0.2%
Bank OZK	11,948	500,382
Beverages — 1.9%
Coca-Cola Co.	34,448	2,167,813
Coca-Cola Consolidated, Inc.	1,146	1,124,272
National Beverage Corp.(1)	7,570	349,734
PepsiCo, Inc.	3,016	521,466
		4,163,285
Biotechnology — 2.2%
AbbVie, Inc.	14,700	2,370,228
Alkermes PLC(1)	14,339	335,533
Exelixis, Inc.(1)	16,861	365,715
Gilead Sciences, Inc.	8,626	554,393
Incyte Corp.(1)	5,990	346,162
United Therapeutics Corp.(1)	1,540	423,700
Vertex Pharmaceuticals, Inc.(1)	763	347,424
		4,743,155
Broadline Retail — 1.9%
Amazon.com, Inc.(1)	1,023	180,498
Dillard's, Inc., Class A	1,552	694,287
eBay, Inc.	51,766	2,806,753
Macy's, Inc.	20,521	399,749
		4,081,287
Building Products — 2.5%
A O Smith Corp.	4,157	347,691
Allegion PLC	5,097	620,917
Masco Corp.	24,863	1,738,421
Owens Corning	13,219	2,393,564
Trane Technologies PLC	821	268,845
		5,369,438
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	2,190	356,094
Bank of New York Mellon Corp.	5,900	351,699
Evercore, Inc., Class A	1,744	353,927
Northern Trust Corp.	4,153	349,849
SEI Investments Co.	38,804	2,627,419
State Street Corp.	4,627	349,755

Stifel Financial Corp.	4,377	354,318
T Rowe Price Group, Inc.	3,115	367,040
		5,110,101
Chemicals — 1.9%
Axalta Coating Systems Ltd.(1)	9,858	350,846
Ecolab, Inc.	2,353	546,367
LyondellBasell Industries NV, Class A	20,362	2,024,390
NewMarket Corp.	976	522,228
PPG Industries, Inc.	1,414	185,814
Sherwin-Williams Co.	1,113	338,129
		3,967,774
Commercial Services and Supplies — 3.2%
Cintas Corp.	3,689	2,501,032
Rollins, Inc.	48,787	2,229,078
Veralto Corp.	22,002	2,168,957
		6,899,067
Communications Equipment — 3.5%
Cisco Systems, Inc.	53,528	2,489,052
F5, Inc.(1)	14,174	2,394,981
Motorola Solutions, Inc.	7,132	2,602,538
		7,486,571
Construction and Engineering — 0.5%
EMCOR Group, Inc.	1,931	750,503
Valmont Industries, Inc.	1,356	340,898
		1,091,401
Consumer Finance — 0.4%
OneMain Holdings, Inc.	7,207	354,008
Synchrony Financial	13,680	599,184
		953,192
Consumer Staples Distribution & Retail — 5.8%
Kroger Co.	42,739	2,238,241
Sprouts Farmers Market, Inc.(1)	13,451	1,062,360
Sysco Corp.	2,543	185,181
Target Corp.	18,509	2,890,366
U.S. Foods Holding Corp.(1)	6,458	341,176
Walmart, Inc.	86,501	5,688,306
		12,405,630
Containers and Packaging — 0.4%
Amcor PLC	39,215	398,817
Packaging Corp. of America	1,909	350,282
		749,099
Distributors — 0.7%
Genuine Parts Co.	9,738	1,403,635
Diversified Consumer Services — 0.5%
ADT, Inc.	47,797	339,837
H&R Block, Inc.	16,765	832,214
		1,172,051
Electrical Equipment — 1.7%
Acuity Brands, Inc.	6,545	1,699,147
Eaton Corp. PLC	4,541	1,511,472
Hubbell, Inc.	1,221	474,835
		3,685,454
Electronic Equipment, Instruments and Components — 4.4%
Amphenol Corp., Class A	4,739	627,301

Badger Meter, Inc.	1,724	332,663
Insight Enterprises, Inc.(1)	4,299	840,455
Jabil, Inc.	9,555	1,136,090
Keysight Technologies, Inc.(1)	2,392	331,244
TD SYNNEX Corp.	3,286	429,940
TE Connectivity Ltd.	35,472	5,310,158
Trimble, Inc.(1)	6,051	336,920
		9,344,771
Entertainment — 1.2%
Electronic Arts, Inc.	2,561	340,305
Netflix, Inc.(1)	3,485	2,236,046
		2,576,351
Financial Services — 1.7%
Euronet Worldwide, Inc.(1)	3,480	405,698
Fidelity National Information Services, Inc.	4,510	342,219
Jack Henry & Associates, Inc.	2,044	336,606
MGIC Investment Corp.	84,388	1,772,148
Visa, Inc., Class A	1,255	341,937
Western Union Co.	26,907	344,410
		3,543,018
Food Products — 2.2%
Campbell Soup Co.	7,540	334,625
Conagra Brands, Inc.	11,305	337,794
Flowers Foods, Inc.	22,601	524,795
General Mills, Inc.	7,985	548,969
Hershey Co.	922	182,399
Ingredion, Inc.	17,578	2,066,821
Kellanova	5,881	354,860
Post Holdings, Inc.(1)	3,260	347,418
		4,697,681
Health Care Equipment and Supplies — 0.2%
IDEXX Laboratories, Inc.(1)	359	178,405
ResMed, Inc.	1,626	335,493
		513,898
Health Care Providers and Services — 5.5%
Cardinal Health, Inc.	9,444	937,506
Cencora, Inc.	1,566	354,809
Centene Corp.(1)	4,450	318,576
Cigna Group	7,404	2,551,567
DaVita, Inc.(1)	5,354	787,680
Elevance Health, Inc.	654	352,166
Encompass Health Corp.	4,070	351,607
McKesson Corp.	8,980	5,114,918
Quest Diagnostics, Inc.	2,457	348,820
Tenet Healthcare Corp.(1)	2,668	360,767
Universal Health Services, Inc., Class B	1,945	369,161
		11,847,577
Hotels, Restaurants and Leisure — 1.0%
Booking Holdings, Inc.	107	404,070
Chipotle Mexican Grill, Inc.(1)	110	344,247
Domino's Pizza, Inc.	1,054	536,043
Expedia Group, Inc.(1)	3,115	351,559
Texas Roadhouse, Inc.	2,721	469,835
		2,105,754

Household Durables — 1.0%
Lennar Corp., Class A	4,227	677,800
NVR, Inc.(1)	47	360,994
PulteGroup, Inc.	3,463	406,279
Taylor Morrison Home Corp.(1)	6,047	349,698
Toll Brothers, Inc.	3,051	371,124
		2,165,895
Household Products — 5.5%
Clorox Co.	12,090	1,590,560
Colgate-Palmolive Co.	27,664	2,571,646
Kimberly-Clark Corp.	22,594	3,011,780
Procter & Gamble Co.	15,516	2,553,003
Reynolds Consumer Products, Inc.	69,753	1,983,775
		11,710,764
Industrial Conglomerates — 0.2%
3M Co.	3,458	346,284
Insurance — 1.9%
Allstate Corp.	3,331	558,009
Axis Capital Holdings Ltd.	5,501	406,414
Everest Group Ltd.	888	347,146
Globe Life, Inc.	4,272	353,551
Hartford Financial Services Group, Inc.	3,419	353,695
Loews Corp.	4,640	356,352
Old Republic International Corp.	6,440	204,663
Progressive Corp.	1,694	357,739
Reinsurance Group of America, Inc.	1,769	371,136
Travelers Cos., Inc.	1,621	349,650
Unum Group	6,572	353,968
		4,012,323
Interactive Media and Services — 1.4%
Alphabet, Inc., Class A(1)	15,263	2,632,868
Meta Platforms, Inc., Class A	739	344,987
		2,977,855
IT Services — 4.0%
Akamai Technologies, Inc.(1)	3,663	337,875
Amdocs Ltd.	29,447	2,326,313
Cognizant Technology Solutions Corp., Class A	42,173	2,789,744
GoDaddy, Inc., Class A(1)	3,201	446,956
International Business Machines Corp.	14,035	2,341,740
VeriSign, Inc.(1)	2,001	348,814
		8,591,442
Life Sciences Tools and Services — 1.4%
Medpace Holdings, Inc.(1)	3,405	1,315,488
Mettler-Toledo International, Inc.(1)	1,163	1,632,956
		2,948,444
Machinery — 5.3%
Allison Transmission Holdings, Inc.	5,155	390,800
Caterpillar, Inc.	682	230,871
Donaldson Co., Inc.	37,345	2,751,579
Esab Corp.	3,339	343,316
Flowserve Corp.	13,573	674,578
Illinois Tool Works, Inc.	8,559	2,077,697
ITT, Inc.	2,677	355,720
Lincoln Electric Holdings, Inc.	5,408	1,061,915
Mueller Industries, Inc.	8,036	473,401

Otis Worldwide Corp.	13,418	1,331,066
PACCAR, Inc.	3,161	339,807
Parker-Hannifin Corp.	482	256,193
Snap-on, Inc.	1,273	347,351
Timken Co.	3,913	340,000
Watts Water Technologies, Inc., Class A	1,707	339,915
		11,314,209
Media — 3.7%
Comcast Corp., Class A	119,063	4,766,092
Fox Corp., Class A	11,226	386,511
New York Times Co., Class A	41,917	2,146,151
Nexstar Media Group, Inc., Class A	2,183	361,701
Omnicom Group, Inc.	3,652	339,490
		7,999,945
Metals and Mining — 0.5%
Commercial Metals Co.	6,221	350,367
Nucor Corp.	2,006	338,713
Steel Dynamics, Inc.	2,935	392,908
		1,081,988
Oil, Gas and Consumable Fuels — 1.1%
Exxon Mobil Corp.	3,032	355,532
Marathon Petroleum Corp.	9,499	1,677,618
Valero Energy Corp.	2,397	376,665
		2,409,815
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	3,136	182,421
Pharmaceuticals — 0.2%
Johnson & Johnson	3,519	516,132
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp.	4,972	756,788
CACI International, Inc., Class A(1)	808	342,980
Exponent, Inc.	3,608	343,193
Genpact Ltd.	10,172	336,286
Insperity, Inc.	3,331	315,512
Maximus, Inc.	3,996	344,056
Robert Half, Inc.	5,149	330,720
Science Applications International Corp.	2,517	338,914
		3,108,449
Real Estate Management and Development — 0.7%
Jones Lang LaSalle, Inc.(1)	7,022	1,418,936
Retail REITs — 0.9%
Simon Property Group, Inc.	12,810	1,938,281
Semiconductors and Semiconductor Equipment — 4.6%
Amkor Technology, Inc.	31,679	1,032,419
Applied Materials, Inc.	2,037	438,118
Broadcom, Inc.	247	328,152
Cirrus Logic, Inc.(1)	4,015	460,520
KLA Corp.	2,428	1,844,139
Lam Research Corp.	424	395,355
QUALCOMM, Inc.	22,830	4,658,461
Skyworks Solutions, Inc.	3,773	349,606
Teradyne, Inc.	2,454	345,867
		9,852,637
Software — 4.7%
Adobe, Inc.(1)	712	316,669

AppLovin Corp., Class A(1)	4,342	353,786
Autodesk, Inc.(1)	861	173,578
DocuSign, Inc.(1)	18,011	985,922
Dolby Laboratories, Inc., Class A	4,300	348,343
Dropbox, Inc., Class A(1)	29,705	669,254
Fair Isaac Corp.(1)	137	176,720
Fortinet, Inc.(1)	5,648	335,039
Informatica, Inc., Class A(1)	11,521	332,381
Manhattan Associates, Inc.(1)	7,636	1,676,408
Microsoft Corp.	5,709	2,369,977
Pegasystems, Inc.	5,675	326,086
Qualys, Inc.(1)	5,388	757,661
ServiceNow, Inc.(1)	454	298,246
SPS Commerce, Inc.(1)	1,832	344,581
Workiva, Inc.(1)	2,296	176,723
Zoom Video Communications, Inc., Class A(1)	5,513	338,167
		9,979,541
Specialized REITs — 0.1%
Lamar Advertising Co., Class A	1,707	201,614
Specialty Retail — 4.1%
AutoNation, Inc.(1)	2,031	345,778
Best Buy Co., Inc.	24,567	2,083,773
Dick's Sporting Goods, Inc.	3,597	818,821
Gap, Inc.	49,492	1,433,288
Home Depot, Inc.	7,015	2,349,113
Ross Stores, Inc.	1,405	196,363
TJX Cos., Inc.	1,862	191,972
Williams-Sonoma, Inc.	4,837	1,418,305
		8,837,413
Technology Hardware, Storage and Peripherals — 5.1%
Apple, Inc.	18,818	3,617,761
Dell Technologies, Inc., Class C	11,204	1,563,630
HP, Inc.	110,096	4,018,504
NetApp, Inc.	15,088	1,817,048
		11,016,943
Textiles, Apparel and Luxury Goods — 1.4%
Columbia Sportswear Co.	4,932	422,278
Crocs, Inc.(1)	2,388	371,668
PVH Corp.	3,068	368,191
Ralph Lauren Corp.	2,029	379,179
Skechers USA, Inc., Class A(1)	5,107	364,742
Tapestry, Inc.	26,241	1,141,221
		3,047,279
Tobacco — 0.9%
Altria Group, Inc.	43,720	2,022,050
Trading Companies and Distributors — 1.7%
Applied Industrial Technologies, Inc.	2,160	416,880
Beacon Roofing Supply, Inc.(1)	1,964	190,626
Core & Main, Inc., Class A(1)	5,980	344,209
Fastenal Co.	5,230	345,075
MSC Industrial Direct Co., Inc., Class A	3,883	333,550
WW Grainger, Inc.	2,284	2,104,614
		3,734,954
TOTAL COMMON STOCKS (Cost $192,820,938)		212,271,041

SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $602,188)	602,188	602,188
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $193,423,126)		212,873,229
OTHER ASSETS AND LIABILITIES — 0.6%		1,289,879
TOTAL NET ASSETS — 100.0%		$214,163,108

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.